UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

MUTUALS.com
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Michael Henry
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
Generation Wave Growth Fund		Ticker Symbol: GWGFX
December 31, 2005 (Unaudited)

Domestic Balanced Funds	Shares	Market Value	% of Total
Calamos Growth and Income Fund - Class A	163,687	$ 5,046,467	9.0%
Oakmark Equity & Income Fund - Class I	79,524	1,986,508	3.6%
Total Domestic Balanced Funds (Cost $6,662,557)		7,032,975	12.6%

Domestic Equity Funds
AIM Leisure Fund - Investor Class	38,420	1,585,596	2.9%
Dodge & Cox Stock Fund	46,938	6,440,900	11.6%
Evergreen Health Care Fund - Class I	226,200	4,435,774	8.0%
FBR Small Cap Financial Fund - Class A	143,951	4,311,329	7.7%
Franklin Mutual Financial Services Fund - Class Z	325,429	7,026,013	12.6%
North Track ArcaEx Tech 100 Index Fund - Class A*	178,240	4,308,061	7.7%
Vanguard Health Care Fund - Admiral Class	131,760	7,755,406	13.9%
Total Domestic Equity Funds (Cost $29,075,199)		35,863,079	64.4%

Global Equity Fund
Allianz RCM Global Technology Fund - Institutional*	113,898	4,503,528	8.1%
Total Global Equity Fund (Cost $2,818,570)		4,503,528	8.1%

International Equity Funds
Dodge & Cox International Stock Fund	49,032	1,717,605	3.1%
Matthews Pacific Tiger Fund - Class I	162,440	3,130,221	5.6%
Oakmark International Fund - Class I	130,769	2,944,914	5.3%
Total International Equity Funds (Cost $5,786,362)		7,792,740	14.0%

Money Market Fund
Federated Treasury Obligations Fund - Class IS	582,412	582,412	1.0%
Total Money Market Fund (Cost $582,412)		582,412	1.0%

Total Investments (Cost $44,925,100)		55,774,734	100.1%
Liabilities, less Other Assets		(64,094)	(0.1)%
Net Assets		$ 55,710,640	100.0%

* Non-income producing

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

Cost of investments	$ 44,925,100
Gross unrealized appreciation	10,976,436
Gross unrealized depreciation	(125,802)
Net unrealized appreciation	$ 10,850,634

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Vice Fund		Ticker Symbol: VICEX
December 31, 2005 (Unaudited)

COMMON STOCKS	Shares	Market Value	% of Total
Aerospace/Defense
American Science and Engineering, Inc.*	7,000	$ 436,590	1.0%
Armor Holdings, Inc.*	16,000	682,400	1.5%
BAE Systems plc, ADR	36,500	956,833	2.1%
BE Aerospace, Inc.*	10,000	220,000	0.5%
The Boeing Co.	10,000	702,400	1.6%
Curtiss-Wright Corp.	8,000	436,800	1.0%
Empresa Brasileira de Aeronautica S.A. (Embraer), ADR	9,000	351,900	0.8%
General Dynamics Corp.	6,000	684,300	1.5%
General Electric Co.	12,000	420,600	0.9%
Goodrich Corp.	11,500	472,650	1.0%
Harris Corp.	11,000	473,110	1.0%
Honeywell International Inc.	12,000	447,000	1.0%
L-3 Communications Holdings, Inc.	9,000	669,150	1.5%
Lockheed Martin Corp.	11,000	699,930	1.5%
Northrop Grumman Corp.	11,800	709,298	1.6%
Raytheon Co.	17,000	682,550	1.5%
Secure Computing Corp.*	22,000	269,720	0.6%
Textron Inc.	6,000	461,880	1.0%
United Industrial Corp.	6,000	248,220	0.5%
United Technologies Corp.	12,000	670,920	1.5%
		10,696,251	23.6%

Alcoholic Beverages
Anheuser-Busch Companies, Inc.	35,000	1,503,600	3.3%
The Boston Beer Company, Inc. - Class A*	25,000	625,000	1.4%
Brown-Forman Corp. - Class B	17,000	1,178,440	2.6%
Central European Distribution Corp.*	20,000	802,800	1.8%
Companhia de Bebidas das Americas (AmBev), ADR	30,000	1,141,500	2.5%
Compania Cervecerias Unidas S.A. (CCU), ADR	15,000	378,300	0.9%
Constellation Brands, Inc. - Class A*	69,600	1,825,608	4.0%
Diageo plc, ADR	28,000	1,632,400	3.6%
Fomento Economico Mexicano, S.A. de C.V., ADR	8,000	580,080	1.3%
Fortune Brands, Inc.	15,000	1,170,300	2.6%
Kirin Brewery Co., Ltd., ADR	40,000	464,400	1.0%
Molson Coors Brewing Co. - Class B	10,000	669,900	1.5%
		11,972,328	26.5%

Casinos, Gambling & Lotteries
Boyd Gaming Corp.	10,000	476,600	1.0%
CryptoLogic Inc.	10,000	195,900	0.4%
GTECH Holdings Corp.	37,000	1,174,380	2.6%
Harrah's Entertainment, Inc.	18,000	1,283,220	2.8%
International Game Technology	57,000	1,754,460	3.9%
Las Vegas Sands Corp.*	15,000	592,050	1.3%
MGM MIRAGE*	29,000	1,063,430	2.4%
Monarch Casino & Resort, Inc.*	20,500	463,300	1.0%
Penn National Gaming, Inc.*	14,500	477,775	1.1%
Pinnacle Entertainment, Inc.*	25,000	617,750	1.4%
Progressive Gaming International Corp.*	35,100	346,437	0.8%
Scientific Games Corp. - Class A*	23,000	627,440	1.4%
Shuffle Master, Inc.*	33,000	829,620	1.8%
Station Casinos, Inc.	13,500	915,300	2.0%
		10,817,662	23.9%

Miscellaneous
Playboy Enterprises, Inc. - Class B*	60,000	833,400	1.9%
Rick's Cabaret International, Inc.*	63,000	241,920	0.5%
		1,075,320	2.4%

Tobacco
Alliance One International, Inc. - Class I	60,000	234,000	0.5%
Altria Group, Inc.	29,000	2,166,880	4.8%
British American Tobacco plc, ADR	44,000	1,981,760	4.4%
Gallaher Group plc, ADR	11,000	661,760	1.5%
Imperial Tobacco Group plc, ADR	30,000	1,814,700	4.0%
Loews Corp. - Carolina Group	23,000	1,011,770	2.2%
Reynolds American Inc.	16,000	1,525,280	3.4%
Star Scientific, Inc.*	30,300	71,205	0.1%
Vector Group Ltd.	30,000	545,100	1.2%
		10,012,455	22.1%

Total Common Stocks (Cost $37,990,039)		44,574,016	98.5%

SHORT-TERM INVESTMENTS
Variable Rate Demand Notes (1)
American Family Financial Services Inc., 4.0254%	435,287	435,287	1.0%
Wisconsin Corporate Central Credit Union, 4.0500%	179,499	179,499	0.4%
Total Short-Term Investments (Cost $614,786)		614,786	1.4%

Total Investments (Cost $38,604,825)		45,188,802	99.9%
Assets, less other Liabilities		51,122	0.1%
Net Assets		$45,239,924	100.0%

(1) Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005.

* Non-income producing
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

Cost of investments	$ 38,604,825
Gross unrealized appreciation	7,120,627
Gross unrealized depreciation	(536,650)
Net unrealized appreciation	$ 6,583,977

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended December 31, 2005 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUTUALS.com

By    /s/ Michael Henry                               .
               Michael Henry, President

Date   February 17, 2006                              .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By   /s/ Michael Henry                                .
              Michael Henry, President and Treasurer

Date   February 17, 2006                              .